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Stuart Strauss stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

September 19, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,572
Investment Company Act File No. 811-10325
Amendment No. 2,576

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,572 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to VanEck Vectors Real Asset Allocation ETF, a new series of the Trust, and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Tiina Vaisanen at (212) 649-8727.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss